Auditor's Remuneration - Summary of Detailed Information About Auditor's Remuneration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit fees	$ 429,478	$ 423,235	$ 412,793
Audit-related fees	10,975	10,391
Other fees in relation to prior year's audit	199,982	42,222	8,382
Other assurance services and fees	10,635	13,811	13,291
All other fees	2,000
Total	$ 653,071	$ 489,659	$ 434,466